UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE (LOSS) INCOME - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE (LOSS) INCOME
Sales to third parties	$ 17,691,859	$ 16,376,697
Sales to related parties	28,500	0
Revenues	17,720,359	16,376,697
Cost of revenues	(17,479,727)	(15,897,467)
Gross profit	240,632	479,230
Operating expenses:
(Allowance) reversal of allowance for credit losses	(33,151,699)	7,511,234
Impairment loss for advances to suppliers	(14,341,141)	(125,639)
Selling expenses	(23,889)	0
General and administrative expenses	(802,018)	(1,575,682)
Research and development expenses	0	(2,102)
Total operating expenses	(48,318,747)	5,807,811
(Loss) income from operations	(48,078,115)	6,287,041
Other (expenses) income:
Interest expense	(814,928)	(279,489)
Amortization of debt issuance costs	(70,982)	0
Share of associate's loss	(610,336)
Interest income	28,374	61,170
Gain on disposal of subsidiaries	0	824,512
Other income (expenses)	2,450	35,342
Total other (expenses) income, net	(1,465,422)	641,535
(Loss) income before income taxes	(49,543,537)	6,928,576
Income tax expenses	0	(334)
Net (loss) income	(49,543,537)	6,928,242
Net (loss) income	(49,543,537)	6,928,242
Other comprehensive income (loss) :
Foreign currency translation gain (loss)	679,397	(4,779,435)
Comprehensive (loss) income	$ (48,864,140)	$ 2,148,807
(Loss) earning per share
Basic	$ (7.04)	$ 9.08
Diluted	$ (7.04)	$ 6.39
Weighted average shares outstanding
Basic	7,042,247	510,256
Diluted	7,042,247	724,603